Goodwill - Summary of Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Goodwill [Line Items]
Beginning balance	¥ 472,883
Ending balance	508,319	$ 73,699	¥ 472,883
Stack Group
Goodwill [Line Items]
Beginning balance	472,883		472,883
Goodwill acquired (Note 17)	0		0
Foreign currency translation adjustment	0
Ending balance	472,883	68,561	472,883
Bridge Group
Goodwill [Line Items]
Beginning balance	0		0
Goodwill acquired (Note 17)	33,879
Foreign currency translation adjustment	1,557
Ending balance	¥ 35,436	$ 5,138	¥ 0